WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 60.7%
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 2.2%
AT&T Inc., Senior Notes	3.800%	2/15/27	$500,000	$573,144
AT&T Inc., Senior Notes	2.300%	6/1/27	1,680,000	1,787,346
AT&T Inc., Senior Notes	1.650%	2/1/28	3,710,000	3,772,669
AT&T Inc., Senior Notes	2.250%	2/1/32	620,000	627,011
AT&T Inc., Senior Notes	3.100%	2/1/43	8,640,000	8,915,765
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	415,632
AT&T Inc., Senior Notes	3.500%	9/15/53	185,000	189,653	(a)
AT&T Inc., Senior Notes	3.550%	9/15/55	1,688,000	1,738,809	(a)
AT&T Inc., Senior Notes	3.650%	9/15/59	1,798,000	1,831,418	(a)
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	1,468,461
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	330,000	366,758
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	250,000	251,384
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	439,075
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	150,000	166,884
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	629,238
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	380,000	428,592
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	1,510,000	1,530,931
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	980,000	1,250,586
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	450,000	569,448
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,833,853
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,100,000	1,136,757
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	100,000	121,161
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	2,000,000	2,759,024
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	4,060,000	6,008,927

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	1

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - continued
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	$1,400,000	$1,887,301
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	3,000,000	3,767,164
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	2,710,000	2,844,276

Total Diversified Telecommunication Services				47,311,267

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	210,000	209,898
Alphabet Inc., Senior Notes	0.800%	8/15/27	380,000	379,017
Alphabet Inc., Senior Notes	1.100%	8/15/30	450,000	447,127
Alphabet Inc., Senior Notes	2.050%	8/15/50	710,000	690,578

Total Interactive Media & Services				1,726,620

Media - 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	126,909
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	695,142
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	1,150,566
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	2,000,000	2,422,941
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	120,000	167,676
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,870,000	6,146,133
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	572,838
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	4,600,000	6,091,686
Comcast Corp., Senior Notes	3.950%	10/15/25	2,820,000	3,235,420
Comcast Corp., Senior Notes	3.300%	4/1/27	500,000	565,611
Comcast Corp., Senior Notes	4.150%	10/15/28	1,220,000	1,469,781

See Notes to Schedule of Investments.

2	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - continued
Comcast Corp., Senior Notes	3.400%	4/1/30	$280,000	$324,116
Comcast Corp., Senior Notes	4.250%	10/15/30	6,000,000	7,415,930
Comcast Corp., Senior Notes	4.700%	10/15/48	1,940,000	2,757,556
Comcast Corp., Senior Notes	3.450%	2/1/50	3,000,000	3,567,335
Fox Corp., Senior Notes	5.476%	1/25/39	2,000,000	2,780,502
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	70,000	96,966
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	2,534,501
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	140,000	199,633
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,702,939
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	63,247

Total Media				44,087,428

Wireless Telecommunication Services - 1.0%
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	100,000	112,989	(a)
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	170,000	174,881	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	9,150,000	10,509,598	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	540,000	563,215	(a)
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	2,820,000	2,868,109	(a)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	270,000	330,018	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	1,720,000	1,780,286	(a)
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	780,000	819,172	(a)
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	2,855,000	3,914,717

Total Wireless Telecommunication Services				21,072,985

TOTAL COMMUNICATION SERVICES				114,198,300

CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.4%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	90,000	91,002	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	300,000	307,497
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	262,439
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,351,515
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	1,216,732
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	295,981
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	1,070,000	1,113,318	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	3

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - continued
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	$2,190,000	$2,287,788	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,200,000	2,371,000	(a)

Total Automobiles				9,297,272

Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,110,000	1,160,696
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	110,000	113,081
McDonald’s Corp., Senior Notes	3.300%	7/1/25	200,000	222,613
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	82,966
McDonald’s Corp., Senior Notes	3.700%	1/30/26	660,000	749,443
McDonald’s Corp., Senior Notes	3.500%	3/1/27	470,000	536,142
McDonald’s Corp., Senior Notes	3.500%	7/1/27	280,000	320,850
McDonald’s Corp., Senior Notes	3.800%	4/1/28	150,000	175,421
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	70,680
McDonald’s Corp., Senior Notes	4.200%	4/1/50	5,000,000	6,459,562
Sands China Ltd., Senior Notes	4.600%	8/8/23	310,000	332,187
Sands China Ltd., Senior Notes	5.125%	8/8/25	500,000	550,502
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000	1,146,570

Total Hotels, Restaurants & Leisure				11,920,713

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	864,000	910,397

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	1.200%	6/3/27	1,860,000	1,898,181
Amazon.com Inc., Senior Notes	3.150%	8/22/27	500,000	569,118
Amazon.com Inc., Senior Notes	1.500%	6/3/30	1,730,000	1,770,613
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	646,513
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	671,502
Amazon.com Inc., Senior Notes	2.500%	6/3/50	5,480,000	5,818,398
Amazon.com Inc., Senior Notes	4.250%	8/22/57	120,000	171,028
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,580,000	1,744,665

Total Internet & Direct Marketing Retail				13,290,018

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	3.300%	4/15/40	1,050,000	1,246,508
Home Depot Inc., Senior Notes	3.350%	4/15/50	5,110,000	6,084,191
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	1,200,000	1,486,473
Target Corp., Senior Notes	2.250%	4/15/25	70,000	74,813
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	190,000	211,495

Total Specialty Retail				9,103,480

See Notes to Schedule of Investments.

4	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Textiles, Apparel & Luxury Goods - 0.6%
NIKE Inc., Senior Notes	2.400%	3/27/25	$160,000	$172,040
NIKE Inc., Senior Notes	3.375%	3/27/50	9,920,000	12,010,697

Total Textiles, Apparel & Luxury Goods				12,182,737

TOTAL CONSUMER DISCRETIONARY				56,704,617

CONSUMER STAPLES - 3.2%
Beverages - 0.9%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,854,747
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,660,000	1,947,561
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	420,000	516,379
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	270,000	312,970
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	410,000	510,358
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	550,000	691,674
Coca-Cola Co., Senior Notes	2.950%	3/25/25	20,000	22,018
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,710,000	4,264,626
Coca-Cola Co., Senior Notes	2.500%	6/1/40	130,000	140,711
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,190,000	6,570,436
Coca-Cola Co., Senior Notes	2.500%	3/15/51	70,000	73,025
PepsiCo Inc., Senior Notes	2.250%	3/19/25	60,000	64,164
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,296,449
PepsiCo Inc., Senior Notes	3.625%	3/19/50	2,090,000	2,638,268

Total Beverages				20,903,386

Food & Staples Retailing - 0.3%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	390,000	401,322
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	400,000	410,858
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	1,250,000	1,295,448
Walmart Inc., Senior Notes	3.400%	6/26/23	180,000	193,747
Walmart Inc., Senior Notes	3.700%	6/26/28	3,050,000	3,603,083
Walmart Inc., Senior Notes	4.300%	4/22/44	753,000	1,023,519

Total Food & Staples Retailing				6,927,977

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	839,000	926,140
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	200,000	236,093
Mars Inc., Senior Notes	3.200%	4/1/30	2,000,000	2,318,652	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	5

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - continued
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	$320,000	$329,796	(a)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	110,000	114,198

Total Food Products				3,924,879

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	90,000	100,421

Tobacco - 1.8%
Altria Group Inc., Senior Notes	3.490%	2/14/22	540,000	560,880
Altria Group Inc., Senior Notes	4.400%	2/14/26	240,000	278,186
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,650,000	1,977,860
Altria Group Inc., Senior Notes	5.950%	2/14/49	6,000,000	8,572,913
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,250,000	19,188,408
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,000,000	1,131,363
Cargill Inc., Senior Notes	1.375%	7/23/23	370,000	380,442	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	384,502
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	930,000	968,053
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	5,325,206

Total Tobacco				38,767,813

TOTAL CONSUMER STAPLES				70,624,476

ENERGY-8.5%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	89,000	98,498

Oil, Gas & Consumable Fuels - 8.5%
Apache Corp., Senior Notes	4.375%	10/15/28	1,000,000	1,021,500
Apache Corp., Senior Notes	4.250%	1/15/30	200,000	199,375
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	2,069,810
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	50,000	52,923
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	110,000	120,096
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	13,440,000	14,021,943
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	577,630
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	4,800,000	5,278,490	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,586,000	2,919,281	(a)
Chevron Corp., Senior Notes	2.954%	5/16/26	3,440,000	3,811,096
Chevron Corp., Senior Notes	2.978%	5/11/40	230,000	255,810

See Notes to Schedule of Investments.

6	Western Asset SMASh Series C Fund 2020 Quarterly Report

Western Asset SMASh Series C Fund

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Chevron Corp., Senior Notes	3.078%	5/11/50	$3,070,000	$3,433,993
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,150,000	1,260,546
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	390,000	437,508
Concho Resources Inc., Senior Notes	3.750%	10/1/27	1,360,000	1,547,870
Concho Resources Inc., Senior Notes	4.300%	8/15/28	580,000	690,271
ConocoPhillips, Senior Notes	6.500%	2/1/39	120,000	183,835
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,030,000	1,029,269
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,676,921
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,700,000	1,987,831
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	800,000	838,745
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	11,959,500
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	2,920,000	3,039,821
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	190,000	212,613
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	550,000	623,739
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	3,260,000	3,378,391
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	90,000	105,120
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,710,000	2,023,625
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	450,000	500,318
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,900,000	4,215,151
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	200,000	252,993
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	130,000	141,910
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	2,350,000	2,558,974
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	6,079,092
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,130,000	2,601,734
EOG Resources Inc., Senior Notes	4.950%	4/15/50	8,550,000	11,780,350
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	90,000	92,613
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,300,000	1,419,986
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	620,000	686,209
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	1,490,000	1,729,038

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	7

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	$2,060,000	$2,533,125
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	60,000	77,781
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	7,000,000	8,003,620
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	11,740,000	16,739,174	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	170,000	170,413
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,110,000	1,291,509
MPLX LP, Senior Notes	4.800%	2/15/29	200,000	235,359
MPLX LP, Senior Notes	5.500%	2/15/49	510,000	638,616
Noble Energy Inc., Senior Notes	3.850%	1/15/28	220,000	254,961
Noble Energy Inc., Senior Notes	6.000%	3/1/41	100,000	146,921
Noble Energy Inc., Senior Notes	4.950%	8/15/47	480,000	664,790
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	460,000	453,928
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	360,000	336,240
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,623,949
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,360,313
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	177,375
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,016,813
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	632,250
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	213,875
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	195,760
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	801,415
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,360,000	2,642,926
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	362,813
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	5,585,625	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,419,520
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	3,535,500
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	2,602,620	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,307,000	1,205,518
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	924,000
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	561,937	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	1,323,206
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,937,505

See Notes to Schedule of Investments.

8	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Shell International Finance BV, Senior Notes	3.250%	4/6/50	$1,000,000	$1,132,081
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,204,200	(a)
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	40,000	42,002
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,400,000	2,537,340	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,668,642
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	1,000,000	1,110,173	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	3,000,000	3,335,660	(a)
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	1,380,000	1,379,144
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	300,000	304,500
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	2,680,000	2,865,938
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	400,000	398,716
Western Midstream Operating LP, Senior
Notes (3 mo. USD LIBOR + 1.850%)	2.074%	1/13/23	150,000	145,110	(b)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	100,179
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,870,000	2,106,428
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	403,734

Total Oil, Gas & Consumable Fuels				184,219,124

TOTAL ENERGY				184,317,622

FINANCIALS - 15.6%
Banks - 9.4%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	2,125,474	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,200,000	3,751,362	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,400,000	1,502,112
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	4,166,613
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	4,980,000	5,049,291	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	9

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	$600,000	$639,513	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	599,000	674,951	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	500,000	566,678	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	5,000,000	6,396,212	(b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	1,180,127
Bank of Montreal, Senior Notes	1.850%	5/1/25	990,000	1,037,796
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	100,000	113,307	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	331,929
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,199,981	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	6,800,000	8,022,852	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	890,000	1,055,657	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	2,000,000	2,084,781	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	5,000,000	5,434,537	(a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	2,291,744	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	11,200,000	12,996,923	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,835,525	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,300,000	3,849,899	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,190,000	3,973,664
Citigroup Inc., Senior Notes	4.650%	7/23/48	2,000,000	2,784,880
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	1,820,000	1,936,170	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,780,882
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,963,684
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,840,000	4,508,175
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	12,960,000	18,490,064

See Notes to Schedule of Investments.

10	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	$363,000	$512,768
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	901,168
Cooperatieve Rabobank UA, Senior Notes	3.950%	11/9/22	600,000	638,718
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	2,520,000	2,806,863
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,750,000	3,145,360
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	3,500,000	3,943,361
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	3,000,000	3,100,733	(a)(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	215,957	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	2,890,000	2,928,421	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	200,000	203,460	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	2,139,700	(a)(b)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	200,000	208,710	(b)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,907,016
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	2,390,000	2,708,392
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	200,000	236,011	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	954,637
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,000,000	1,127,957
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	900,000	931,094	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	270,000	282,369	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	3,092,075	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	930,000	976,672	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,850,000	3,065,416	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	2,790,000	3,126,356	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	11

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/2047 then 3 mo. USD LIBOR + 1.460%)	4.032%	7/24/48	$2,500,000	$3,221,034	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	570,000	678,476	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	270,000	327,941	(b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,568,649
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	1,214,500
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	600,000	656,118	(b)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	1,000,000	1,016,466
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	4,200,000	4,984,693
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	526,344
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	217,800	(b)
Natwest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	4,000,000	4,912,443	(b)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	870,000	894,897
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	5,000,000	5,084,844
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,375,000	1,882,540	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	310,000	411,692	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	700,000	740,234	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	200,000	240,808	(a)(b)
Wells Fargo & Co., Junior Subordinated Notes	5.950%	12/15/36	380,000	507,664
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	780,000	817,331	(b)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	$5,000,000	$5,462,692	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	10,020,000	14,347,339	(b)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	780,000	828,090
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	460,547
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	837,027
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	2,057,555
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	5,070,935
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	1,257,632

Total Banks				205,124,288

Capital Markets - 4.9%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	290,000	302,406
Credit Suisse AG, Senior Notes	3.625%	9/9/24	550,000	611,236
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	12,760,000	15,043,436	(a)(b)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	375,891
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	5,000,000	6,972,170
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	5,000,000	7,007,693
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	1,000,000	1,188,265	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,529,299
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	2,362,402
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	1,421,671
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	643,587	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	12/31/20	320,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	465,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,710,000	4,035,745	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	13

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - continued
Morgan Stanley, Senior Notes (3.737% to 4/24/23 then 3 mo. USD LIBOR + 0.847%)	3.737%	4/24/24	$3,980,000	$4,279,473	(b)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	20,000,000	32,309,766	(b)
UBS AG, Senior Notes	1.750%	4/21/22	950,000	968,156	(a)
UBS Group AG, Senior Notes	3.491%	5/23/23	2,080,000	2,167,004	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,870,000	3,286,106	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	14,310,000	16,739,347	(a)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	5,000,000	5,595,560	(a)(b)

Total Capital Markets				106,839,213

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,020,000	1,053,993
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	500,000	692,231	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	513,073	(a)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	450,000	458,746	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	380,000	393,692	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	700,000	707,179	(a)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	150,000	154,022	(a)
Vanguard Group Inc.	3.050%	8/22/50	8,550,000	7,966,035	(e)(f)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,983,271

Total Diversified Financial Services				13,922,242

Insurance - 0.6%
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	773,336
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	533,000	552,626
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	644,485
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	300,000	306,962	(a)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - continued
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	$900,000	$1,210,108	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	9,440,000	10,330,889	(a)

Total Insurance				13,818,406

TOTAL FINANCIALS				339,704,149

HEALTH CARE - 8.8%
Biotechnology - 2.6%
AbbVie Inc., Senior Notes	2.300%	11/21/22	6,890,000	7,135,222
AbbVie Inc., Senior Notes	2.600%	11/21/24	6,270,000	6,715,211
AbbVie Inc., Senior Notes	3.800%	3/15/25	2,060,000	2,303,480
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,202,321
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,450,000	1,604,253
AbbVie Inc., Senior Notes	3.200%	11/21/29	6,790,000	7,707,226
AbbVie Inc., Senior Notes	4.050%	11/21/39	7,710,000	9,394,033
AbbVie Inc., Senior Notes	4.250%	11/21/49	8,325,000	10,555,338
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,544,232
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	300,000	327,799
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,800,000	3,176,292
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	526,233
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	3,567,945

Total Biotechnology				55,759,585

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	2,562,000	2,988,606
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	3,668,762
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	10,343,102
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	7,080,000	7,661,497
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	88,000	97,249
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	407,000	528,319
Medtronic Inc., Senior Notes	3.500%	3/15/25	218,000	244,609

Total Health Care Equipment & Supplies				25,532,144

Health Care Providers & Services - 2.9%
Anthem Inc., Senior Notes	3.650%	12/1/27	4,000,000	4,594,087
Cigna Corp., Senior Notes	3.750%	7/15/23	875,000	947,652
Cigna Corp., Senior Notes	4.125%	11/15/25	280,000	322,341
Cigna Corp., Senior Notes	4.375%	10/15/28	700,000	843,160
Cigna Corp., Senior Notes	4.800%	8/15/38	1,680,000	2,193,417

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	15

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - continued
Cigna Corp., Senior Notes	4.900%	12/15/48	$6,560,000	$9,055,483
CVS Health Corp., Senior Notes	3.350%	3/9/21	160,000	161,345
CVS Health Corp., Senior Notes	3.700%	3/9/23	3,450,000	3,692,328
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,000,000	2,351,498
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	5,435,368
CVS Health Corp., Senior Notes	5.050%	3/25/48	4,380,000	5,918,073
CVS Health Corp., Senior Notes	4.250%	4/1/50	250,000	314,841
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	178,030
Humana Inc., Senior Notes	3.950%	3/15/27	3,140,000	3,616,394
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	3,353,447
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	2,714,744
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	70,000	72,759
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	170,000	183,671
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,634,899
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	130,000	176,771
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	1,423,729
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	780,000	989,536
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,900,000	7,697,430
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	3,870,000	5,114,653
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	90,000	104,515

Total Health Care Providers & Services				63,090,171

Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,540,000	1,624,657
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	1,800,000	2,052,985
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	2,000,000	2,247,711
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,950,000	10,467,793
Bristol-Myers Squibb Co., Senior Notes	4.625%	5/15/44	300,000	410,411
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	2,290,000	3,329,030
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	2,000,000	2,719,017
Johnson & Johnson, Senior Notes	0.550%	9/1/25	550,000	551,087
Johnson & Johnson, Senior Notes	0.950%	9/1/27	1,110,000	1,115,153
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	155,084
Pfizer Inc., Senior Notes	2.550%	5/28/40	2,270,000	2,414,550
Pfizer Inc., Senior Notes	2.700%	5/28/50	14,700,000	15,716,475

See Notes to Schedule of Investments.

16	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - continued
Teva Pharmaceutical Finance
Netherlands III BV, Senior Notes	2.800%	7/21/23	$1,430,000	$1,407,706
Teva Pharmaceutical Finance
Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,373,438

Total Pharmaceuticals				46,585,097

TOTAL HEALTH CARE				190,966,997

INDUSTRIALS - 5.2%
Aerospace & Defense - 2.6%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	511,007
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	520,232
Boeing Co., Senior Notes	2.700%	2/1/27	570,000	575,548
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	637,445
Boeing Co., Senior Notes	3.200%	3/1/29	1,960,000	2,009,676
Boeing Co., Senior Notes	5.150%	5/1/30	1,870,000	2,208,952
Boeing Co., Senior Notes	3.250%	2/1/35	3,150,000	3,100,517
Boeing Co., Senior Notes	5.705%	5/1/40	1,370,000	1,737,535
Boeing Co., Senior Notes	3.750%	2/1/50	860,000	866,537
Boeing Co., Senior Notes	5.805%	5/1/50	5,700,000	7,556,191
Boeing Co., Senior Notes	5.930%	5/1/60	1,200,000	1,628,846
General Dynamics Corp., Senior Notes	4.250%	4/1/40	80,000	105,368
General Dynamics Corp., Senior Notes	4.250%	4/1/50	7,150,000	9,944,743
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	880,000	927,257
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	6,611,189
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	4,810,000	5,227,388
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	4,150,000	6,283,936
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	1,360,000	1,555,498
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	110,000	131,392
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	3,350,000	3,790,634

Total Aerospace & Defense				55,929,891

Airlines - 0.4%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	7,700,000	7,710,353
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,500,000	1,434,711
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	150,000	158,474	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	161,623	(a)

Total Airlines				9,465,161

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	17

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Building Products - 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	$760,000	$810,963	(a)
Carrier Global Corp., Senior Notes	2.700%	2/15/31	380,000	406,478	(a)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	270,000	298,263	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	230,000	260,765	(a)

Total Building Products				1,776,469

Commercial Services & Supplies - 0.1%
Republic Services Inc., Senior Notes	4.750%	5/15/23	300,000	328,490
Republic Services Inc., Senior Notes	2.500%	8/15/24	30,000	31,987
Waste Management Inc., Senior Notes	4.150%	7/15/49	800,000	1,062,744

Total Commercial Services & Supplies				1,423,221

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,373,621

Industrial Conglomerates - 0.7%
3M Co., Senior Notes	2.375%	8/26/29	500,000	545,185
3M Co., Senior Notes	3.050%	4/15/30	1,000,000	1,143,984
3M Co., Senior Notes	3.700%	4/15/50	4,400,000	5,520,054
General Electric Co., Senior Notes	3.450%	5/1/27	110,000	121,120
General Electric Co., Senior Notes	3.625%	5/1/30	230,000	258,320
General Electric Co., Senior Notes	5.875%	1/14/38	3,380,000	4,386,589
General Electric Co., Senior Notes	6.875%	1/10/39	1,740,000	2,463,335
General Electric Co., Senior Notes	4.250%	5/1/40	230,000	262,132
General Electric Co., Senior Notes	4.350%	5/1/50	290,000	342,606

Total Industrial Conglomerates				15,043,325

Machinery - 0.3%
Deere & Co., Senior Notes	3.750%	4/15/50	4,240,000	5,540,772
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	250,000	263,237
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	760,000	817,638

Total Machinery				6,621,647

Road & Rail - 0.5%
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	273,196
Union Pacific Corp., Senior Notes	3.750%	7/15/25	860,000	972,299
Union Pacific Corp., Senior Notes	2.150%	2/5/27	590,000	628,032
Union Pacific Corp., Senior Notes	3.950%	9/10/28	2,110,000	2,502,849
Union Pacific Corp., Senior Notes	3.839%	3/20/60	3,270,000	4,046,430
Union Pacific Corp., Senior Notes	3.750%	2/5/70	1,680,000	2,014,588

Total Road & Rail				10,437,394

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	550,000	580,784

See Notes to Schedule of Investments.

18	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation Infrastructure - 0.4%
DP World PLC, Senior Notes	5.625%	9/25/48	$7,000,000	$8,563,135	(a)

TOTAL INDUSTRIALS				112,214,648

INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.1%
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	1,090,000	1,514,321

IT Services - 1.9%
Mastercard Inc., Senior Notes	3.950%	2/26/48	12,000,000	15,647,948
Mastercard Inc., Senior Notes	3.850%	3/26/50	8,260,000	10,831,060
Visa Inc., Senior Notes	2.700%	4/15/40	11,000,000	12,242,510
Visa Inc., Senior Notes	4.300%	12/14/45	2,460,000	3,402,844

Total IT Services				42,124,362

Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	2,190,000	2,284,110
Broadcom Inc., Senior Notes	4.700%	4/15/25	1,180,000	1,351,550
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,760,000	2,048,150
Intel Corp., Senior Notes	4.750%	3/25/50	4,150,000	5,891,674
Intel Corp., Senior Notes	4.950%	3/25/60	2,810,000	4,284,129
Micron Technology Inc., Senior Notes	2.497%	4/24/23	490,000	511,655
NVIDIA Corp., Senior Notes	3.500%	4/1/50	6,220,000	7,611,019
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,150,000	2,784,013
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	180,000	186,293
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	3,000,000	3,800,501
TSMC Global Ltd., Senior Notes	0.750%	9/28/25	540,000	537,344	(a)
TSMC Global Ltd., Senior Notes	1.000%	9/28/27	710,000	704,774	(a)

Total Semiconductors & Semiconductor Equipment				31,995,212

Software - 0.0%††
Microsoft Corp., Senior Notes	3.300%	2/6/27	410,000	468,633

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.450%	8/4/26	1,700,000	1,851,999
Apple Inc., Senior Notes	2.650%	5/11/50	8,000,000	8,623,907

Total Technology Hardware, Storage & Peripherals				10,475,906

TOTAL INFORMATION TECHNOLOGY				86,578,434

MATERIALS - 2.4%
Chemicals - 0.0%††
OCP SA, Senior Notes	4.500%	10/22/25	720,000	776,938	(a)

Metals & Mining - 1.6%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	304,775	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	19

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	$4,200,000	$4,749,165	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	110,000	117,100
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	7,000,000	9,729,312
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,444,222
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,478,554
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	509,925	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	590,000	643,540	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	12,419,971
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	3,745,124

Total Metals & Mining				35,141,688

Paper & Forest Products - 0.8%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	7,500,000	8,797,838	(a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	6,880,000	8,215,580

Total Paper & Forest Products				17,013,418

TOTAL MATERIALS				52,932,044

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	2,002,786	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	410,789	(a)

Total Real Estate				2,413,575

UTILITIES - 5.0%
Electric Utilities - 5.0%
Duke Energy Indiana LLC, Senior Notes	3.250%	10/1/49	700,000	806,353
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	9,960,000	11,018,475
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	18,093,000	24,896,850
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	13,220,000	16,218,086
MidAmerican Energy Co.	3.950%	8/1/47	4,231,000	5,356,630
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	1,220,000	1,222,089
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,610,000	1,621,486
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	580,000	587,673

See Notes to Schedule of Investments.

20	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	$17,710,000	$21,293,530	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	19,750,000	26,302,951	(a)

TOTAL UTILITIES				109,324,123

TOTAL CORPORATE BONDS & NOTES (Cost - $1,179,032,623)				1,319,978,985

SOVEREIGN BONDS - 12.7%
Brazil - 0.2%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	3,610,000	4,009,970

Colombia - 2.2%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	12,540,000	16,007,310
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	25,000,000	31,577,875

Total Colombia				47,585,185

Indonesia - 2.6%
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,260,000	2,398,131	(i)
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,300,000	2,440,576	(a)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	2,000,000	2,239,990	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	41,000,000	49,899,345

Total Indonesia				56,978,042

Israel - 0.5%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	6,750,000	7,468,706
Israel Government International Bond, Senior Notes	3.875%	7/3/50	3,700,000	4,428,623

Total Israel				11,897,329

Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	5,826,249	(a)

Mexico - 2.8%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	53,270,000	61,556,415

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	21

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Panama - 0.7%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	$7,500,000	$9,519,787
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	4,972,500

Total Panama				14,492,287

Peru - 0.5%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	520,000	777,038
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	7,040,000	10,783,837

Total Peru				11,560,875

Qatar - 1.8%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	28,700,000	39,823,316	(a)

Russia - 0.3%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	4,200,000	5,750,850	(i)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	8,000,000	10,172,400	(a)

Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	3,000,000	3,630,975
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	2,000,000	2,756,110

Total Uruguay				6,387,085

TOTAL SOVEREIGN BONDS (Cost - $224,037,240)				276,040,003

ASSET-BACKED SECURITIES - 3.7%
AGL Core CLO 8 Ltd., 2020-8A A1 (3 mo. USD LIBOR + 1.500%)	1.718%	10/20/31	1,860,000	1,859,991	(a)(b)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	1.218%	4/20/31	2,530,000	2,504,298	(a)(b)
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR (3 mo. USD LIBOR + 1.250%)	1.468%	1/20/29	1,000,000	1,000,037	(a)(b)(j)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	1.554%	4/13/27	740,556	740,708	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.218%	4/20/31	3,000,000	2,971,797	(a)(b)

See Notes to Schedule of Investments.

22	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Carlyle Global Market Strategies CLO Ltd., 2013-4A CRR (3 mo. USD LIBOR + 1.750%)	1.987%	1/15/31	$500,000	$466,180	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.267%	7/27/31	1,983,665	1,971,954	(a)(b)
Carlyle US CLO Ltd., 2017-1A A1A (3 mo. USD LIBOR + 1.300%)	1.518%	4/20/31	1,739,954	1,738,631	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.918%	4/20/29	3,000,000	3,000,186	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.058%	10/15/31	1,160,000	1,164,765	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.219%	4/23/29	3,000,000	2,983,473	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	1.437%	7/15/30	2,390,000	2,383,970	(a)(b)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	1.837%	10/15/30	2,500,000	2,474,750	(a)(b)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	1.323%	10/29/29	1,250,000	1,250,218	(a)(b)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.247%	4/15/31	4,000,000	3,959,892	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.295%	7/25/27	1,026,063	1,023,546	(a)(b)
Halsey Point CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.568%	1/20/33	660,000	661,125	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.629%	11/30/32	700,000	700,934	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	1,500,000	1,500,000	(a)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	1.587%	7/15/26	2,000,000	1,991,080	(a)(b)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	1.468%	1/20/29	3,500,000	3,499,324	(a)(b)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	2.018%	1/20/29	1,420,000	1,413,349	(a)(b)
KKR CLO 18 Ltd., 18 A (3 mo. USD LIBOR + 1.270%)	1.488%	7/18/30	2,750,000	2,749,989	(a)(b)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	1.548%	1/15/32	1,470,000	1,470,000	(a)(b)(k)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	23

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
LCM XXIV Ltd., 24A A (3 mo. USD LIBOR + 1.310%)	1.528%	3/20/30	$1,250,000	$1,248,043	(a)(b)
MKS CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	1.408%	1/20/31	2,250,000	2,249,221	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.818%	10/20/30	2,680,000	2,679,987	(a)(b)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	5,030,000	5,048,239	(a)(b)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.475%	10/19/32	1,260,000	1,260,885	(a)(b)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	2.018%	4/20/32	2,790,000	2,766,776	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.874%	10/13/29	2,500,000	2,476,130	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.515%	10/25/32	3,150,000	3,150,841	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.127%	4/15/29	1,750,000	1,746,090	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	1.947%	6/7/30	3,000,000	2,988,606	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.387%	10/15/31	3,000,000	2,997,582	(a)(b)
Whitebox CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	1.625%	7/24/32	2,500,000	2,502,107	(a)(b)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.992%	10/24/31	2,860,000	2,859,657	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.727%	7/15/32	510,000	510,327	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $80,051,361)				79,964,688

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
U.S. Government Obligations - 0.6%
U.S. Treasury Bonds	3.000%	2/15/48	1,070,000	1,425,148	(l)
U.S. Treasury Bonds	2.250%	8/15/49	370,000	430,270
U.S. Treasury Bonds	1.250%	5/15/50	5,240,000	4,835,947
U.S. Treasury Bonds	1.375%	8/15/50	1,610,000	1,533,399
U.S. Treasury Notes	2.500%	2/15/22	50,000	51,445
U.S. Treasury Notes	0.250%	11/15/23	115,000	115,229
U.S. Treasury Notes	0.250%	6/30/25	360,000	358,734
U.S. Treasury Notes	0.250%	9/30/25	310,000	308,571
U.S. Treasury Notes	0.375%	11/30/25	1,550,000	1,551,150

See Notes to Schedule of Investments.

24	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	0.500%	8/31/27	$560,000	$556,916
U.S. Treasury Notes	0.500%	10/31/27	180,000	178,706
U.S. Treasury Notes	0.625%	11/30/27	305,000	305,310
U.S. Treasury Notes	0.625%	5/15/30	1,350,000	1,327,219
U.S. Treasury Notes	0.875%	11/15/30	100,000	100,336
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,948,185)				13,078,380

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,496,069,409)				1,689,062,056

			Shares
SHORT-TERM INVESTMENTS - 17.4%
BNY Mellon Cash Reserve Fund (Cost - $379,410,833)	0.010%		379,410,833	379,410,833

TOTAL INVESTMENTS - 95.1% (Cost - $1,875,480,242)				2,068,472,889
Other Assets in Excess of Liabilities - 4.9%				105,514,246

TOTAL NET ASSETS - 100.0%				$2,173,987,135

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on this security is currently in default as of November 30, 2020.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of November 30, 2020.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2020, the total market value of investments in Affiliated Companies was $1,000,037 and the cost was $1,000,000 (Note 2).

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)	All or a portion of this security is held at the broker as collateral for open swap contracts.

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	25

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

Abbreviation(s) used in this schedule:

CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At November 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 2-Year Notes	152	3/21	$33,555,883	$33,569,437	$(13,554)
U.S. Treasury 5-Year Notes	33	3/21	4,153,560	4,159,031	(5,471)
U.S. Treasury 10-Year Notes	1,329	3/21	183,366,933	183,630,429	(263,496)
U.S. Treasury Long-Term Bonds	4,205	3/21	734,822,004	735,480,781	(658,777)
U.S. Treasury Ultra Long-Term Bonds	586	3/21	125,657,409	126,594,312	(936,903)

Net unrealized depreciation on open futures contracts					$(1,878,201)

At November 30, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$63,865,000	11/30/24	0.250% semi-annually	3-Month LIBOR quarterly	$19,100	$205,427

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.34 Index	$1,761,456,000	6/20/25	1.000% quarterly	$28,782,191	$11,321,552	$17,460,639
Markit CDX.NA.IG.35 Index	183,619,000	12/20/25	1.000% quarterly	4,563,116	4,347,131	215,985

Total	$1,945,075,000			$33,345,307	$15,668,683	$17,676,624

See Notes to Schedule of Investments.

26	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	27

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

28

Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

29

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$331,738,114	$7,966,035	$339,704,149
Other Corporate Bonds & Notes	—	980,274,836	—	980,274,836
Sovereign Bonds	—	276,040,003	—	276,040,003
Asset-Backed Securities	—	79,964,688	—	79,964,688
U.S. Government & Agency Obligations	—	13,078,380	—	13,078,380

Total Long-Term Investments	—	1,681,096,021	7,966,035	1,689,062,056

Short-Term Investments†	—	379,410,833	—	379,410,833

Total Investments	—	$2,060,506,854	$7,966,035	$2,068,472,889

Other Financial Instruments:
Centrally Cleared Interest Rate Swaps	—	$205,427	—	$205,427
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	17,676,624	—	17,676,624

Total Other Financial Instruments	—	$17,882,051	—	$17,882,051

Total	—	$2,078,388,905	$7,966,035	$2,086,354,940

30

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	Total
Other Financial Instruments:
Futures Contracts	$1,878,201	—	—	$1,878,201

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in securities issued by Benefit Street Partners, a wholly-owned subsidiary of Franklin Resources. The following company was considered an affiliated company for all or some portion of the period ended November 30, 2020. The following transactions were effected in such company for the period ended November 30, 2020.

	Affiliate Value at February 29, 2020	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)
		Cost	Shares/ Face amount	Cost	Shares/ Face amount	Realized Gain (Loss)	Interest Income		Affiliate Value at November 30, 2020
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	$1,000,700	—	—	—	—	—	$15,894	$(663)	$1,000,037

31